Loans from a Related Party, a Cost Method Investee	6 Months Ended
Jun. 30, 2019
Investments, All Other Investments [Abstract]
LOANS FROM A RELATED PARTY, A COST METHOD INVESTEE
13.	loans FROM a related party, A COST METHOD INVESTEE

On August 10, 2017, Xinjiang Microcredit Refinancing Co., Ltd (or "Microcredit Refinance") transferred the loan receivable of RMB 25,000,000 (approximately US$3,744,196) due from Feng Hui to Xinjiang Kai Di Investment Co., Ltd (or "Kai Di"). On November 17, 2017, Feng Hui entered into an agreement with Kai Di, pursuant to which Feng Hui would transfer its investment in Xinjiang Microcredit Refinancing Co., Ltd. to Kai Di, as a settlement of the loan payable of RMB 25,000,000.

During the six months ended June 30, 2019, Xinjiang Urumqi Intermediate People's Court issued the adjudication, pursuant to which the Company's investment in the cost method investee, valued at $3,346,760 (RMB 22,709,774.97), shall be transferred to Xinjiang Kai Di Investment Co. as a partial settlement of the loan payable of RMB 25,000,000 due to Microcredit Refinancing. As a result, as the cost method investee was no longer the Company's affiliate, the Company reclassified the borrowings from a cost method investee to borrowings from a third party (Note 14), and reclassified interest expenses on loans from a cost investment investee to interest expenses on loans from third parties.

The following is a summary of the Company's loans from Xinjiang Microcredit Refinancing Co. Ltd., which is a cost method investee of the Company, as of June 30, 2019 and December 31, 2018:

Lender name	Interest rate	Term	June 30, 2019	December 31, 2018
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 23, 2016 to August 22, 2017	$-	$3,634,989
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 30, 2016 to November 29, 2017	-	2,180,993
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 1, 2016 to November 30, 2017	-	1,453,996
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 19, 2016 to March 18, 2018	-	7,269,978
Total loans from a cost method investee			$-	$14,539,956

Both accrued interest expense and penalties for default payment of principal and interest charged for the loans from the cost method investee were US$nil and US$1,422,219 for the six months ended June 30, 2019 and 2018, respectively.

As of June 30, 2019 and December 31, 2018, Fenghui pledged loans receivable aggregating US$nil and US$21.14 million for these loans, and Fenghui shareholder provided guarantee for these loans. (see Note 21)